Hedge accounting (Detail 6) - Interest rate risk - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Fair value hedges
Nominal And Carrying Amount Of Cash Flow Hedges Of Forecast Transactions [Line Items]
Derivative financial assets	$ 14	$ 25
Derivative financial liabilities	23	10
Cash flow hedges
Nominal And Carrying Amount Of Cash Flow Hedges Of Forecast Transactions [Line Items]
Derivative financial assets	1	1
Derivative financial liabilities	$ 0	$ 0